Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 3,784,120	$ 123,583	$ 5,561,596	$ 6,196,840
Current service cost	126,956	4,146	141,458	173,307
Past service cost and loss on settlements	1,194	39	(100)	(10,284)
Net interest expense (income)	62,108	2,029	39,048	18,740
Recognized in profit or loss	198,080	6,469	180,406	181,763
Return on plan assets (excluding amounts included in net interest)	(9,327)	(305)	(324,510)	(42,636)
Changes in financial assumptions	391,077	12,772	(1,053,680)	(418,542)
Experience adjustments	(309,843)	(10,119)	217,658	242,896
Changes in demographic assumptions	(6,476)	(211)	(507)	160,156
Recognized in other comprehensive income	65,431	2,137	(1,161,039)	(58,126)
Other termination benefit cost	7,822	255
Contributions from the employer	(597,870)	(19,526)	(736,508)	(542,584)
Benefits paid from the pension fund	0	0	0	6,023
Benefits paid from the Group	(79,659)	(2,602)	(115,695)	(80,603)
Liabilities extinguished on settlement	(2,830)	(92)	(2,920)
Business combinations				46,291
Liabilities assumed in a business combination	188,364	6,152
Exchange differences on foreign plans	21,154	691	58,280	(188,008)
Ending balance	3,576,790	116,812	3,784,120	5,561,596
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,261,997	335,140	11,424,860	12,159,145
Current service cost	126,956	4,146	141,458	173,307
Past service cost and loss on settlements	1,194	39	(100)	(10,284)
Net interest expense (income)	236,102	7,711	118,489	78,501
Recognized in profit or loss	372,074	12,151	259,847	241,524
Return on plan assets (excluding amounts included in net interest)	0	0	0	0
Changes in financial assumptions	391,077	12,772	(1,053,680)	(418,542)
Experience adjustments	(309,843)	(10,119)	217,658	242,896
Changes in demographic assumptions	(6,476)	(211)	(507)	160,156
Recognized in other comprehensive income	74,758	2,442	(836,529)	(15,490)
Other termination benefit cost	7,822	255
Contributions from the employer	0	0	0	0
Benefits paid from the pension fund	(609,975)	(19,921)	(571,930)	(556,419)
Benefits paid from the Group	(79,659)	(2,602)	(115,695)	(80,603)
Liabilities extinguished on settlement	(2,830)	(92)	(2,920)
Business combinations				46,291
Liabilities assumed in a business combination	188,364	6,152
Exchange differences on foreign plans	(10,881)	(355)	104,364	(369,588)
Ending balance	10,193,848	332,915	10,261,997	11,424,860
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(6,477,877)	(211,557)	(5,863,264)	(5,962,305)
Current service cost	0	0	0	0
Past service cost and loss on settlements	0		0	0
Net interest expense (income)	(173,994)	(5,682)	(79,441)	(59,761)
Recognized in profit or loss	(173,994)	(5,682)	(79,441)	(59,761)
Return on plan assets (excluding amounts included in net interest)	(9,327)	(305)	(324,510)	(42,636)
Changes in financial assumptions	0	0	0	0
Experience adjustments	0	0	0	0
Changes in demographic assumptions	0	0	0	0
Recognized in other comprehensive income	(9,327)	(305)	(324,510)	(42,636)
Other termination benefit cost	0	0
Contributions from the employer	(597,870)	(19,526)	(736,508)	(542,584)
Benefits paid from the pension fund	609,975	19,921	571,930	562,442
Benefits paid from the Group	0	0	0	0
Liabilities extinguished on settlement	0	0	0
Business combinations				0
Exchange differences on foreign plans	32,035	1,046	(46,084)	181,580
Ending balance	$ (6,617,058)	$ (216,103)	$ (6,477,877)	$ (5,863,264)